Commitments and contingencies (Tables)	6 Months Ended
Feb. 28, 2026
Commitments and contingencies
Summary of amount of the minimum fixed and determinable portion of the unconditional purchase obligations over the next years

$
2026	239,740
2027	2,688,491

Summary of undiscounted lease commitments	The Company’s undiscounted lease commitments related to this lease are as follows as at February 28, 2026:

$
2026	50,000
2027	121,000
2028	123,420
2029 and thereafter	330,060